Purchases and other expenses - Other operating expenses - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Allowances and losses on trade receivables - telecom activities	€ (277)	€ (251)	€ (275)
Expenses from universal service	(38)	(43)	(47)
Litigation	(10)	(315)	(86)
Operating foreign exchange gains (losses)	3	(14)	(35)
Cost of bank credit risk	(7)	(6)	(2)
Other expenses	(176)	(95)	(101)
Total	€ (505)	€ (724)	€ (546)